Exhibit 99.1

Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

24 November 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553 J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179
Re: Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that, together with the Additional Loan Obligations (as defined in the Draft Preliminary Offering Memorandum, which is defined below), will secure the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Loan Obligation Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures,
f.	A draft of the preliminary offering memorandum for the Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Loan Obligation Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Obligation Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes and Preferred Shares will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 November 2017

Attachment A Page 1 of 19

Background

For the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of commercial mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage on one or more multifamily, office, hospitality or self storage properties (the “Mortgaged Properties”),
b.	With respect to three Mortgage Loans, there exists one or more fully funded pari-passu participation interests (each, a “Non-Trust Senior Participation”),
c.	With respect to two Mortgage Loans, there exists one or more fully funded junior participation interests (each, a “Non-Trust Junior Participation”),
d.	Each Mortgage Loan, together with the corresponding Non-Trust Senior Participation, if any, is hereinafter referred to as the “Total Senior Participation” and
e.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

Procedures performed and our associated findings

1.	The Loan Obligation Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of 1 November 2017 (the “Reference Date”) and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 1 to Attachment A that were provided by the Loan Obligation Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Attachment A Page 2 of 19

1. (continued)

The Loan Obligation Manager, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Loans. For the avoidance of doubt, for the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

2.	As instructed by the Loan Obligation Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Loan Obligation Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Loan Obligation Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 19

6.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Asset Term (Without Extension) and
ii.	Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Asset Term (Without Extension) and
c.	Fully Extended Asset Term

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Asset Term (Without Extension) and
ii.	Remaining Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	For each Mortgage Loan (except for the Jamesbridge Apartments Mortgage Loan (as defined in Note 7 on Exhibit 1 to Attachment A), which is described in the succeeding paragraphs of this Item 8.), all of which have the “Amort Type” characteristic as “Interest Only” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Asset Term (Without Extension)” of each Mortgage Loan, as shown on the Final Data File, for the “Original IO Period” characteristic.

With respect to the Jamesbridge Apartments Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File, and
b.	The borrower is required to remit a “Principal Payment” (as defined in the loan agreement Source Document) on each of 1 January 2019, 1 July 2019, 1 January 2020, 1 July 2020, 1 January 2021, 1 July 2021 and 1 January 2022.

Attachment A Page 4 of 19

8. (continued)

For the Jamesbridge Apartments Mortgage Loan, which has the “Amort Type” characteristic as “Interest Only, then Amortizing” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the:

a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a monthly payment of principal is due, as shown in the loan agreement Source Document,

to recalculate the “Original IO Period.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Mortgage Loan (except for the Jamesbridge Apartments Mortgage Loan, which is described in the succeeding paragraph of this Item 9.), all of which have the “Amort Type” characteristic as “Interest Only” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Original Amortization Term” characteristic.

For the Jamesbridge Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Original Amortization Term” as the difference between the:

a.	Asset Term (Without Extension) and
b.	Original IO Period,

both as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original IO Period and
b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining IO Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 19

11.	For each Mortgage Loan (except for the Jamesbridge Apartments Mortgage Loan, which is described in the succeeding paragraph of this Item 11.), all of which have the “Amort Type” characteristic as “Interest Only” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic.

For the Jamesbridge Apartments Mortgage Loan, which has the “Remaining IO Period” value as greater than “0” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Original Amortization Term,” as shown on the Final Data File, for the “Remaining Amortization Term” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	For each Mortgage Loan (except for the Seaport Inn Mortgage Loan (as defined in Note 9 on Exhibit 1 to Attachment A) and 114 East 25th Street Mortgage Loan (as defined in Note 11 on Exhibit 1 to Attachment A), which are described in the succeeding paragraphs of this Item 12.), all of which have the “Remaining IO Period” value as greater than “0” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Original Funded Balance,” as shown on the Final Data File, for the principal balance of the Whole Loan as of the Reference Date (the “Whole Loan Reference Date Balance”),
b.	Use the “Mortgage Loan Original Funded Balance,” as shown on the Final Data File, for the principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Reference Date Balance”) and
c.	Use the “Total Senior Participation Original Funded Balance,” as shown on the Final Data File, for the principal balance of the Total Senior Participation as of the Reference Date (the “Total Senior Participation Reference Date Balance”).

With respect to the Seaport Inn Mortgage Loan and 114 East 25th Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the

a.	Whole Loan Original Funded Balance,
b.	Whole Loan Future Funding Amount as of Origination and
c.	Whole Loan Future Funding Amount as of Reference Date,

all as shown on the Final Data File, to recalculate the “Whole Loan Reference Date Balance” characteristic.

Attachment A Page 6 of 19

12. (continued)

With respect to the Seaport Inn Mortgage Loan and 114 East 25th Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the

a.	Mortgage Loan Original Funded Balance,
b.	Mortgage Loan Future Funding Amount as of Origination and
c.	Mortgage Loan Future Funding Amount as of Reference Date,

all as shown on the Final Data File, to recalculate the “Mortgage Loan Reference Date Balance” characteristic.

With respect to the Seaport Inn Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Reference Date Balance,” as shown on the Final Data File, for the “Total Senior Participation Reference Date Balance” characteristic.

With respect to the 114 East 25th Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Whole Loan Reference Date Balance,” as shown on the Final Data File, for the “Total Senior Participation Reference Date Balance” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For each Mortgage Loan (except for the Jamesbridge Apartments Mortgage Loan, which is described in the succeeding paragraph of this Item 13.), all of which have the “Remaining IO Period” value as greater than “0” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Fully Funded Balance,” as shown on the Final Data File, for the principal balance of each Whole Loan as of the “Maturity Date” (the “Whole Loan Maturity Date Balance”) and
b.	Use the “Mortgage Loan Fully Funded Balance,” as shown on the Final Data File, for the principal balance of each Mortgage Loan as of the “Maturity Date” (the “Mortgage Loan Maturity Date Balance”).

With respect to the Jamesbridge Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Deduct the aggregate amount of the “Principal Payments” from the “Whole Loan Original Funded Balance,” as shown on the Final Data File, to recalculate the “Whole Loan Maturity Date Balance” characteristic and
b.	Deduct the aggregate amount of the “Principal Payments” from the “Mortgage Loan Original Funded Balance,” as shown on the Final Data File, to recalculate the “Mortgage Loan Maturity Date Balance” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 19

14.	For each Mortgage Loan (except for the Jamesbridge Apartments Mortgage Loan, Seaport Inn Mortgage Loan, 114 East 25th Street Mortgage Loan and The Darlington Mortgage Loan (as defined in Note 11 on Exhibit 1 to Attachment A), which are described in the succeeding paragraphs of this Item 14.), all of which have the “Amort Type” characteristic as “Interest Only” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Total Senior Participation Original Funded Balance,” as shown on the Final Data File, for the principal balance of each Total Senior Participation as of the “Maturity Date” (the “Total Senior Participation Maturity Date Balance”).

With respect to the Jamesbridge Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to deduct the aggregate amount of the “Principal Payments” from the “Total Senior Participation Original Funded Balance,” as shown on the Final Data File, to recalculate the “Total Senior Participation Maturity Balance” characteristic.

With respect to the Seaport Inn Mortgage Loan, 114 East 25th Street Mortgage Loan and The Darlington Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the

a.	“Total Senior Participation Reference Date Balance,”
b.	“Mortgage Loan Future Funding Amount as of Origination” and
c.	“Mortgage Loan Future Funding Amount as of Reference Date,”

all as shown on the Final Data File, to recalculate the “Total Senior Participation Maturity Date Balance” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 19

15.	Using the:
a.	Mortgage Loan Original Funded Balance,
b.	Total Senior Participation Original Funded Balance,
c.	Whole Loan Original Funded Balance,
d.	Whole Loan Floating Spread,
e.	Floating Spread,
f.	LIBOR Floor,
g.	LIBOR Cap and
h.	Interest Accrual Method

of each Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.2500% that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Current Annual Debt Service,
iii.	Whole Loan Monthly Debt Service,
iv.	Whole Loan Current Annual Debt Service and
v.	Total Senior Participation Annual Debt Service

of each Mortgage Loan, Whole Loan and Total Senior Participation, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Jamesbridge Apartments Mortgage Loan, which has the “Amort Type” characteristic as “Interest Only, then Amortizing” and has a “Remaining IO Period” value of “13,” both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us not to include any “Principal Payment” amounts for the purpose of performing the recalculations described in this Item 15.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of each Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Funded Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of the:
(1.)	LIBOR Floor, as shown on the Final Data File, and
(2.)	The lesser of:
(a)	The LIBOR assumption of 1.2500% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
(b)	The “LIBOR Cap,” if any, as shown on the Final Data File,
c.	1/12 and
d.	365/360.

Attachment A Page 9 of 19

15. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of each Mortgage Loan as 12 times the corresponding “Mortgage Loan Monthly Debt Service.”

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of each Whole Loan as the product of:

a.	The “Whole Loan Original Funded Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Whole Loan Floating Spread,” as shown on the Final Data File, and
ii.	The greater of the:
(1.)	LIBOR Floor, as shown on the Final Data File, and
(2.)	The lesser of:
(a)	The LIBOR assumption of 1.2500% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
(b)	The “LIBOR Cap,” if any, as shown on the Final Data File,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of each Whole Loan as 12 times the corresponding “Whole Loan Monthly Debt Service.”

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of each Total Senior Participation as the product of:

a.	The “Total Senior Participation Original Funded Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of the:
(1.)	LIBOR Floor, as shown on the Final Data File, and
(2.)	The lesser of:
(a)	The LIBOR assumption of 1.2500% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
(b)	The “LIBOR Cap,” if any, as shown on the Final Data File, and
c.	365/360.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 15.

Attachment A Page 10 of 19

16.	Using the product of the:
a.	Mortgage Loan Maturity Date Balance and
b.	Exit Constant

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Exit Loan Annual Interest” of each Mortgage Loan.

Using the product of the:

a.	Whole Loan Maturity Date Balance and
b.	Exit Constant

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Whole Loan Exit Loan Annual Interest” of each Whole Loan.

Using the product of the:

a.	Total Senior Participation Maturity Date Balance and
b.	Exit Constant

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Senior Participation Exit Loan Annual Interest” of each Total Senior Participation.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	For each Mortgage Loan (except for The Darlington Mortgage Loan, which is described in the third paragraph of this Item 17.), using the quotient of the:
a.	Difference between the:
i.	Total Senior Participation Reference Date Balance and
ii.	Current Renovation Reserves Balance, as applicable, and
b.	As Is Appraisal Value,

all as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Reference Date LTV” of each Mortgage Loan.

For each Mortgage Loan (except for The Darlington Mortgage Loan, which is described in the third paragraph of this Item 17.), using the quotient of the:

a.	Difference between the:
i.	Whole Loan Reference Date Balance and
ii.	Current Renovation Reserves Balance, as applicable and
b.	As Is Appraisal Value,

all as shown on the Final Data File, we recalculated the “Whole Loan As Is Reference Date LTV” of each Whole Loan.

Attachment A Page 11 of 19

17. (continued)

For the purpose of recalculating the “Mortgage Loan As Is Reference Date LTV” and “Whole Loan As Is Reference Date LTV” characteristics for The Darlington Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us not to reduce the “Total Senior Participation Reference Date Balance” and “Whole Loan Reference Date Balance,” respectively, by the “Current Renovation Reserves Balance.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan As Is Reference Date LTV” and “Whole Loan As Is Reference Date LTV” to the nearest 1/10th of one percent.

18.	Using the quotient of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date LTV” of each Whole Loan.

For each Mortgage Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan As Is Reference Date LTV and
b.	Whole Loan As Is Reference Date LTV,

as applicable, both as shown on the Final Data File, for the:

i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV

characteristics, respectively.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Stabilized Maturity Date LTV” and “Whole Loan Stabilized Maturity Date LTV” to the nearest 1/10th of one percent.

Attachment A Page 12 of 19

19.	For each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 19.), we recalculated the “Mortgage Loan In-Place NCF Reference Date DSCR” of each Mortgage Loan as the quotient of the:
a.	In-Place NCF and
b.	Total Senior Participation Annual Debt Service,

both as shown on the Final Data File.

For each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 19.), we recalculated the “Whole Loan In-Place NCF Reference Date DSCR” of each Whole Loan as the quotient of the:

a.	In-Place NCF and
b.	Whole Loan Current Annual Debt Service,

both as shown on the Final Data File.

For the purpose of comparing the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	Preston Hollow,
b.	The Darlington,
c.	CubeSmart Self Storage,
d.	Quarry Station,
e.	Campus Commons and
f.	The Factory I & II,

the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 19.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” to two decimal places.

Attachment A Page 13 of 19

20.	Using the quotient of the:
a.	Appraiser Stab NCF and
b.	Total Senior Participation Exit Loan Annual Interest

of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 20.), both as shown on the Final Data File, we recalculated the “Mortgage Loan UW NCF Exit Interest DSCR.”

For each Mortgage Loan with the “Appraiser Stab NCF” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:

a.	Appraiser As-Is NCF and
b.	Total Senior Participation Exit Loan Annual Interest,

both as shown on the Final Data File, to recalculate the “Mortgage Loan UW NCF Exit Interest DSCR.”

Using the quotient of the:

a.	Appraiser Stab NCF and
b.	Whole Loan Exit Loan Annual Interest

of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 20.), both as shown on the Final Data File, we recalculated the “Whole Loan UW NCF Exit Interest DSCR.”

For each Mortgage Loan with the “Appraiser Stab NCF” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:

a.	Appraiser As-Is NCF and
b.	Whole Loan Exit Loan Annual Interest,

both as shown on the Final Data File, to recalculate the “Whole Loan UW NCF Exit Interest DSCR.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan UW NCF Exit Interest DSCR” and “Whole Loan UW NCF Exit Interest DSCR” to two decimal places.

Attachment A Page 14 of 19

21.	Using the quotient of the:
a.	In-Place NOI and
b.	Total Senior Participation Reference Date Balance

of each Mortgage Loan (except for the Preston Hollow Mortgage Loan, Ashton Oaks Mortgage Loan (both as defined in Note 1 on Exhibit 1 to Attachment A), Seaport Inn Mortgage Loan and 114 East 25th Street Mortgage Loan, which are described in the third paragraph of this Item 21.), both as shown on the Final Data File, we recalculated the “Mortgage Loan In-Place NOI Reference Date Debt Yield.”

Using the quotient of the:

a.	In-Place NOI and
b.	Whole Loan Reference Date Balance

of each Mortgage Loan (except for the Preston Hollow Mortgage Loan, Ashton Oaks Mortgage Loan, Seaport Inn Mortgage Loan and 114 East 25th Street Mortgage Loan, which are described in the third paragraph of this Item 21.), both as shown on the Final Data File, we recalculated the “Whole Loan In-Place NOI Reference Date Debt Yield.”

For the Preston Hollow Mortgage Loan, Ashton Oaks Mortgage Loan, Seaport Inn Mortgage Loan and 114 East 25th Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan In-Place NOI Reference Date Debt Yield” and “Whole Loan In-Place NOI Reference Date Debt Yield” characteristics.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan In-Place NOI Reference Date Debt Yield” and “Whole Loan In-Place NOI Reference Date Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 15 of 19

22.	Using the quotient of the:
a.	Appraiser Stab NOI and
b.	Total Senior Participation Maturity Date Balance

of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 22.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

For each Mortgage Loan with the “Appraiser Stab NOI” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:

a.	Appraiser As-Is NOI and
b.	Total Senior Participation Maturity Date Balance,

both as shown on the Final Data File, to recalculate the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

Using the quotient of the:

a.	Appraiser Stab NOI and
b.	Whole Loan Maturity Date Balance

of each Mortgage Loan (except for Mortgage Loans described in the succeeding paragraph of this Item 22.), both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

For each Mortgage Loan with the “Appraiser Stab NOI” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:

a.	Appraiser As-Is NOI and
b.	Whole Loan Maturity Date Balance,

both as shown on the Final Data File, to recalculate the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield” and “Whole Loan Stabilized Maturity Date NOI Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 16 of 19

23.	Using the Mortgage Loan Reference Date Balance for each Mortgage Loan, as shown on the Final Data File, and a ramp value assumption of $92,700,000 (the “Assumed Ramp”) that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies that were provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraph of this Item 23., we recalculated the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Loan as the quotient of the:

a.	Mortgage Loan Reference Date Balance for each Mortgage Loan and
b.	Sum of the:
i.	Aggregate Mortgage Loan Reference Date Balance for all Mortgage Loans and
ii.	Assumed Ramp.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “% of Finalization Date Balance (Includes Ramp)” to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 23.

24.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 24.,

we recalculated the “Total / Weighted Average” information, as shown on the Final Data File, for the:

i.	Property Count,
ii.	Current Occupancy,
iii.	Stabilized Occupancy,
iv.	Mortgage Loan In-Place NCF Reference Date DSCR,
v.	Mortgage Loan UW NCF Exit Interest DSCR,
vi.	Mortgage Loan Original Funded Balance,
vii.	Mortgage Loan Fully Funded Balance,
viii.	Mortgage Loan Reference Date Balance,
ix.	Mortgage Loan Maturity Date Balance,
x.	Floating Spread,

Attachment A Page 17 of 19

24. (continued)

xi.	Asset Term (Without Extension),
xii.	Fully Extended Asset Term,
xiii.	Original IO Period,
xiv.	Seasoning,
xv.	Remaining Asset Term (Without Extension),
xvi.	Remaining Fully Extended Asset Term,
xvii.	Remaining IO Period,
xviii.	Exit Constant,
xix.	Mortgage Loan As Is Reference Date LTV,
xx.	Mortgage Loan Stabilized Maturity Date LTV,
xxi.	Mortgage Loan In-Place NOI Reference Date Debt Yield,
xxii.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield,
xxiii.	Whole Loan Original Funded Balance,
xxiv.	Whole Loan Floating Spread,
xxv.	Whole Loan Fully Funded Balance,
xxvi.	Whole Loan Reference Date Balance,
xxvii.	Whole Loan Maturity Date Balance,
xxviii.	Whole Loan As Is Reference Date LTV,
xxix.	Whole Loan Stabilized Maturity Date LTV,
xxx.	Whole Loan In-Place NCF Reference Date DSCR,
xxxi.	Whole Loan UW NCF Exit Interest DSCR,
xxxii.	Whole Loan In-Place NOI Reference Date Debt Yield,
xxxiii.	Whole Loan Stabilized Maturity Date NOI Debt Yield,
xxxiv.	Total Senior Participation Original Funded Balance,
xxxv.	Total Senior Participation Reference Date Balance,
xxxvi.	Total Senior Participation Maturity Date Balance,
xxxvii.	Non-Trust Senior Participation Amount(s),
xxxviii.	Non-Trust Junior Participation Amount(s),
xxxix.	Sub Debt/Mezz/PE Amount and
xl.	% of Finalization Date Balance (Includes Ramp)

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 18 of 19

24. (continued)

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Loans for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Property Count,
b.	Mortgage Loan Original Funded Balance,
c.	Mortgage Loan Fully Funded Balance,
d.	Mortgage Loan Reference Date Balance,
e.	Mortgage Loan Maturity Date Balance,
f.	Whole Loan Original Funded Balance,
g.	Whole Loan Fully Funded Balance,
h.	Whole Loan Reference Date Balance,
i.	Whole Loan Maturity Date Balance,
j.	Total Senior Participation Original Funded Balance,
k.	Total Senior Participation Reference Date Balance,
l.	Total Senior Participation Maturity Date Balance,
m.	Non-Trust Senior Participation Amount(s),
n.	Non-Trust Junior Participation Amount(s),
o.	Sub Debt/Mezz/PE Amount and
p.	% of Finalization Date Balance (Includes Ramp)

characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Loans, weighted by the “Mortgage Loan Reference Date Balance,” for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Current Occupancy,
b.	Stabilized Occupancy,
c.	Floating Spread,
d.	Asset Term (Without Extension),
e.	Fully Extended Asset Term,
f.	Original IO Period,
g.	Seasoning,
h.	Remaining Asset Term (Without Extension),
i.	Remaining Fully Extended Asset Term,
j.	Remaining IO Period,
k.	Exit Constant,
l.	Mortgage Loan As Is Reference Date LTV,
m.	Mortgage Loan Stabilized Maturity Date LTV,
n.	Mortgage Loan In-Place NCF Reference Date DSCR,
o.	Mortgage Loan UW NCF Exit Interest DSCR,
p.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
q.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

Attachment A Page 19 of 19

24. (continued)

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Reference Date Balance,” for the purpose of recalculating the “Total / Weighted Average” inpformation related to the:

a.	Whole Loan Floating Spread,
b.	Whole Loan As Is Reference Date LTV,
c.	Whole Loan Stabilized Maturity Date LTV,
d.	Whole Loan In-Place NCF Reference Date DSCR,
e.	Whole Loan UW NCF Exit Interest DSCR,
f.	Whole Loan In-Place NOI Reference Date Debt Yield and
g.	Whole Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

Exhibit 1 to Attachment A Page 1 of 14

Compared Characteristics and Source Documents

Property, Third Party and Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

Property Address (see Notes 2 and 5)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property Type (see Note 5)	Appraisal Report
Property Sub Type	Appraisal Report
SF or Units	Rent Roll or Appraisal Report
Net Rentable SF/ Acres/ Units / Rooms	Rent Roll or Appraisal Report
Current Occupancy (see Notes 3 and 5)	Rent Roll
Current Occupancy Date (as of) (see Note 5)	Rent Roll
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Notes 4 and 5)	Appraisal Report, Servicer Report or Holdback Listing
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
As Is Appraisal Value	Appraisal Report
Stabilized Appraisal Value	Appraisal Report
Stabilized Occupancy	Appraisal Report
Appraiser As-Is NOI (see Note 7)	Appraisal Report
Appraiser As-Is NCF (see Note 7)	Appraisal Report
Appraiser Stab NOI (see Note 7)	Appraisal Report
Appraiser Stab NCF (see Note 7)	Appraisal Report
Engineering Report Firm	Engineering Report
Eng Report Date	Engineering Report
Environmental Firm	Environmental Report
Report Type	Environmental Report
Env Report Date	Environmental Report
In-Place NOI (see Note 7)	Cash Flow Summary
In-Place NCF (see Note 7)	Cash Flow Summary
Ownership Interest (see Note 1)	Title Policy
Original Interest Holdback (see Note 1)	Funding Advice or Loan Agreement
Current Outstanding Interest Holdback (see Note 1)	Servicer Report or Holdback Listing

Exhibit 1 to Attachment A Page 2 of 14

Reserve and Escrow Information: (see Note 1)

Characteristic	Source Document(s)

Upfront Taxes & Insurance Reserves (see Note 8)	Funding Advice
Upfront Renovation Reserves (see Note 9)	Funding Advice or Loan Agreement
Upfront Replacement Reserves	Funding Advice or Loan Agreement
Upfront TI/LC Reserves	Funding Advice or Loan Agreement
Upfront Other Reserves	Funding Advice or Loan Agreement
Upfront Other Reserves Type	Funding Advice or Loan Agreement
Monthly Taxes & Insurance Reserves	Servicer Report, Funding Advice or Loan Agreement
Monthly Repair, Replacement & Renovation Reserves	Servicer Report or Loan Agreement
Monthly TI/LC Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves Type	Servicer Report or Loan Agreement
Current Taxes & Insurance Reserves Balance	Servicer Report or Holdback Listing
Current Renovation Reserves Balance	Servicer Report or Holdback Listing
Current Replacement Reserves Balance	Servicer Report or Holdback Listing
Current TI/LC Reserves Balance (see Note 5)	Servicer Report or Holdback Listing
Current Other Reserves Balance	Servicer Report or Holdback Listing
Current Other Reserves Type	Servicer Report or Holdback Listing

Exhibit 1 to Attachment A Page 3 of 14

Mortgage Loan Information: (see Note 1)

Characteristic	Source Document(s)

Borrower (Entity)	Loan Agreement
Sponsor	Loan Agreement
Asset Origination Date	Loan Agreement
Whole Loan Original Funded Balance (see Notes 10 and 11)	Loan Agreement or Arbor Future Funding Schedule
Whole Loan Future Funding Amount as of Origination (see Note 11)	Arbor Future Funding Schedule
Whole Loan Future Funding Amount as of Reference Date (see Note 11)	Arbor Future Funding Schedule
Whole Loan Fully Funded Balance (see Note 11)	Loan Agreement or Arbor Future Funding Schedule
Mortgage Loan Original Funded Balance (see Notes 10 and 11)	Loan Agreement or Arbor Future Funding Schedule
Mortgage Loan Future Funding Amount as of Origination (see Note 11)	Arbor Future Funding Schedule
Mortgage Loan Future Funding Amount as of Reference Date (see Note 11)	Arbor Future Funding Schedule
Mortgage Loan Fully Funded Balance (see Note 11)	Loan Agreement or Arbor Future Funding Schedule
Total Senior Participation Original Funded Balance (see Note 11)	Loan Agreement or Arbor Future Funding Schedule
Non-Trust Senior Participation Amount(s) (see Note 10)	Loan Agreement or Arbor Future Funding Schedule
Non-Trust Junior Participation Amount(s) (see Note 10)	Loan Agreement or Arbor Future Funding Schedule
First Payment Date (see Note 12)	Loan Agreement
Payment Frequency	Loan Agreement
Maturity Date	Loan Agreement
Extension Option	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Extension Spread Increase (Yes/No)	Loan Agreement
Extension Spread Increase Description	Loan Agreement

Exhibit 1 to Attachment A Page 4 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Spread Type	Loan Agreement
Whole Loan Floating Spread	Loan Agreement
Floating Spread (see Note 10)	Loan Agreement
Fixed Interest Rate	Loan Agreement
Benchmark	Loan Agreement
LIBOR Cap	Loan Agreement
LIBOR Floor	Loan Agreement
Interest Accrual Method	Loan Agreement
Amort Type (see Note 5)	Loan Agreement
Exit Fee	Loan Agreement
Original Prepayment Terms (see Notes 13 and 14)	Loan Agreement
Recourse	Loan Agreement or Guaranty Agreement
Lockbox (see Note 15)	Loan Agreement
Cash Trap	Loan Agreement
Property Manager	Management Agreement or Loan Agreement
Sub Debt/Mezz/PE (Y/N)	Loan Agreement or Intercreditor Agreement
Sub Debt/Mezz/PE Type	Loan Agreement or Intercreditor Agreement
Sub Debt/Mezz/PE Amount	Loan Agreement or Intercreditor Agreement

Notes:

1.	The Loan Obligation Manager, on behalf of the Issuer, indicated that:
a.	The Mortgage Loan identified on the Preliminary Data File as “Preston Hollow” (the “Preston Hollow Mortgage Loan”),
b.	The Mortgage Loan identified on the Preliminary Data File as “Lynnfield Place Apartments” (the “Lynnfield Place Apartments Mortgage Loan”) and
c.	The Mortgage Loan identified on the Preliminary Data File as “Ashton Oaks” (the “Ashton Oaks Mortgage Loan”),

are not funded as of the date of this report (each, an “Unclosed Mortgage Loan”).

The Loan Obligation Manager, on behalf of the Issuer, indicated that certain Source Documents for the Unclosed Mortgage Loans were not available as of the date of this report. Additionally, certain Source Documents relating to the Unclosed Mortgage Loans that were provided by the Loan Obligation Manager, on behalf of the Issuer, reflected incomplete information.

For the purpose of comparing certain characteristics for the Unclosed Mortgage Loans, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1 for the corresponding Unclosed Mortgage Loan.

Exhibit 1 to Attachment A Page 5 of 14

Notes: (continued)

1. (continued)

Table A1:
Characteristic	Preston Hollow Mortgage Loan Provided Value	Lynnfield Place Apartments Mortgage Loan Provided Value	Ashton Oaks Mortgage Loan Provided Value

Ownership Interest	Fee Simple	Fee Simple	Fee Simple
Original Interest Holdback	$6,000,000.00	$100,000.00	$1,000,000.00
Current Outstanding Interest Holdback	$6,000,000.00	$100,000.00	$1,000,000.00
Upfront Taxes & Insurance Reserves	$604,618.39	$262,690.00	$62,591.56
Upfront Renovation Reserves	$41,300,000.00	NAP	$7,240,000.00
Upfront Replacement Reserves	NAP	NAP	NAP
Upfront TI/LC Reserves	NAP	NAP	NAP
Upfront Other Reserves	$2,240,000.00	$304,594.00	NAP
Upfront Other Reserves Type	Operating Reserve	Deferred Maintenance	NAP
Monthly Taxes & Insurance Reserves	$302,309.20	$17,365.00	$24,629.00
Monthly Repair, Replacement & Renovation Reserves	$0.00	$11,833.00	$10,833.00
Monthly TI/LC Reserves	NAP	NAP	NAP
Monthly Other Reserves	NAP	NAP	NAP
Monthly Other Reserves Type	NAP	NAP	NAP
Current Taxes & Insurance Reserves Balance	$302,309.20	$262,690.00	$208,381.16
Current Renovation Reserves Balance	$41,300,000.00	NAP	$7,240,000.00
Current Replacement Reserves Balance	NAP	NAP	NAP
Current TI/LC Reserves Balance	NAP	NAP	NAP
Current Other Reserves Balance	$2,240,000.00	$304,594.00	NAP
Current Other Reserves Type	Operating Reserve	Deferred Maintenance	NAP
Borrower (Entity)	Walnut Hill Phase 2 LP	Lynnfield Apartments LLC	VCP Ashton Oaks, LLC
Sponsor	Stanley Kroenke	Tom Intrator	Trace McCreary
Asset Origination Date	11/22/2017	11/28/2017	11/28/2017
Whole Loan Original Funded Balance	$151,500,000.00	$26,500,000.00	$20,800,000.00
Whole Loan Future Funding Amount as of Origination	NAP	NAP	NAP
Whole Loan Future Funding Amount as of Reference Date	NAP	NAP	NAP
Whole Loan Fully Funded Balance	$151,500,000.00	$26,500,000.00	$20,800,000.00
Mortgage Loan Original Funded Balance	$50,000,000.00	$26,500,000.00	$20,800,000.00
Mortgage Loan Future Funding Amount as of Origination	NAP	NAP	NAP
Mortgage Loan Future Funding Amount as of Reference Date	NAP	NAP	NAP
Mortgage Loan Fully Funded Balance	$50,000,000.00	$26,500,000.00	$20,800,000.00
Total Senior Participation Original Funded Balance	$151,500,000.00	$26,500,000.00	$20,800,000.00
Non-Trust Senior Participation Amount(s)	$101,500,000.00	NAP	NAP
Non-Trust Junior Participation Amount(s)	NAP	NAP	NAP
First Payment Date	1/1/2018	1/1/2018	1/1/2018
Payment Frequency	Monthly	Monthly	Monthly
Maturity Date	11/21/2020	5/27/2019	11/27/2019
Extension Option	2, 12 month options	1, 6 month option	1, 12 month option
Fully Extended Maturity Date	11/21/2022	11/27/2019	11/27/2020

Exhibit 1 to Attachment A Page 6 of 14

Notes: (continued)

1. (continued)

Table A1: (continued)
Characteristic	Preston Hollow Mortgage Loan Provided Value	Lynnfield Place Apartments Mortgage Loan Provided Value	Ashton Oaks Mortgage Loan Provided Value

First Extension Fee	0.50%	1.00%	1.00%
Second Extension Fee	0.50%	NAP	NAP
Third Extension Fee	NAP	NAP	NAP
Extension Spread Increase (Yes/No)	No	No	No
Extension Spread Increase Description	NAP	NAP	NAP
Spread Type	FL	FL	FL
Whole Loan Floating Spread	3.600000%	5.62500%	5.25000%
Floating Spread	3.600000%	5.62500%	5.25000%
Fixed Interest Rate	NAP	NAP	NAP
Benchmark	30-Day Libor	30-Day Libor	30-Day Libor
LIBOR Cap	NAP	NAP	NAP
LIBOR Floor	1.25000%	1.25000%	1.25000%
Interest Accrual Method	Actual/360	Actual/360	Actual/360
Amort Type	Interest Only	Interest Only	Interest Only
Exit Fee	0.5%(includes payment at Maturity)	1.00% (includes payment at Maturity)	1.00% (includes payment at Maturity)
Original Prepayment Terms	PF(11); O(25)	PF(5); O(13)	PF(5); O(19)
Recourse	Non	Non	Non
Lockbox	Soft	Soft	Soft, Springing Hard
Cash Trap	Springing	Springing	Springing
Property Manager	Lincoln Property Company, LLC	The Lennox Companies, LLC	The Lynd Company
Sub Debt/Mezz/PE (Y/N)	N	N	N
Sub Debt/Mezz/PE Type	NAP	NAP	NAP
Sub Debt/Mezz/PE Amount	NAP	NAP	NAP

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Loan Obligation Manager, on behalf of the Issuer.

2.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State

characteristics for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 1 to Attachment A Page 7 of 14

Notes: (continued)

3.	For the purpose of comparing the “Current Occupancy” characteristic for each Mortgage Loan on the Preliminary Data File with the “Property Type” characteristic as “Multifamily,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Exclude non-revenue units,
b.	Exclude model units,
c.	Exclude units associated with commercial tenants, as applicable, and
d.	Include only units associated with multifamily tenants,

all as shown on the rent roll Source Document.

4.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use “Ongoing” for any Mortgage Loan that has a current renovation reserves balance greater than zero, as shown in the servicer report or holdback listing Source Document, and
b.	Use the year renovated (if any), as shown in the appraisal report Source Document, for any Mortgage Loan that has a current renovation reserves balance equal to zero, as shown in the servicer report or holdback listing Source Document.

Exhibit 1 to Attachment A Page 8 of 14

Notes: (continued)

5.	For the Mortgage Loans listed in Table A2, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A2, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A2:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

Preston Hollow	Property Type	Mixed Use	Multifamily

Ashton Oaks	Property Address	201 Hackberry	201 Hackberry Street

Jamesbridge Apartments	Amort Type	Planned Amortization	Interest Only, Then Amortizing

963 First Avenue	Current TI/LC Reserves Balance	NAP	39,400

114 East 25th Street	Current Occupancy	Not Available	0.0%
	Current Occupancy Date (as of)	Not Available	10/20/2017
	Year Renovated	“Approximately 1 month from October 27, 2017”	2017

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A2 that was provided by the Loan Obligation Manager, on behalf of the Issuer.

6.	For the purpose of comparing the “Property, Third Party and Underwriting Information” characteristics that are expressed as dollar values, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A Page 9 of 14

Notes: (continued)

7.	For the purpose of comparing the “Appraiser As-Is NOI,” and “Appraiser Stab NOI” characteristics for each Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to add the reserve amounts, as shown in the appraisal report Source Document, to the corresponding as-is NOI and as-stabilized NOI, respectively, as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraiser As-Is NCF,” and “Appraiser Stab NCF” characteristics for each Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the corresponding as-is NOI and as-stabilized NOI, respectively, as shown in the appraisal report Source Document.

For the purpose of comparing the “In-Place NOI” and “In-Place NCF” characteristics for the Mortgage Loan identified on the Preliminary Data File as “Jamesbridge Apartments” (the “Jamesbridge Apartments Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the corresponding tax abatement amount, as shown in the appraisal report Source Document, to adjust the in-place NOI and in-place NCF values, as shown in the cash flow summary Source Document.

For the purpose of comparing the “In-Place NOI” and “In-Place NCF” characteristics for the Preston Hollow Mortgage Loan and Ashton Oaks Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “In-Place NOI” and “In-Place NCF” characteristics.

8.	For the purpose of comparing the “Upfront Taxes & Insurance Reserves” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:
a.	Real estate tax escrow,
b.	Insurance escrow and
c.	Tax service fee,

all as shown on the funding advice Source Document.

9.	For the purpose of comparing the “Upfront Renovation Reserves” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Seaport Inn” (the “Seaport Inn Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, provided us with an electronic file labeled “Seaport Inn – Sources and Uses.PDF” and instructed us to use this electronic file as the Source Document.

Exhibit 1 to Attachment A Page 10 of 14

Notes: (continued)

10.	The Loan Obligation Manager, on behalf of the Issuer, indicated that the Mortgage Loans listed in Table A3 that have a Non-Trust Senior Participation, each have one or more Non-Trust Senior Participations that will not be assets of the Issuer as of the settlement of the securitization transaction. Additionally, the Loan Obligation Manager, on behalf of the Issuer, indicated that:
a.	With respect to the Mortgage Loan identified on the Preliminary Data File as “Vista Promenade,” the corresponding Whole Loan also has a Non-Trust Junior Participation that will not be an asset of the Issuer as of the settlement of the securitization transaction and
b.	With respect to the Seaport Inn Mortgage Loan, the corresponding Whole Loan (the “Seaport Inn Whole Loan”) has a Non-Trust Junior Participation that will not be an asset of the Issuer as of the settlement of the securitization transaction.

For each Whole Loan listed in Table A3, the applicable Source Document or other schedule provided by the Loan Obligation Manager, on behalf of the Issuer (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A3 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”) which are listed in the “Participation Component” column of Table A3.

Table A3:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation	Participation Component	Amortization Type	Data Source(s)

Vista Promenade	Mortgage Loan Non-Trust Senior Participation Non-Trust Junior Participation	A-1 A-2 B	Interest Only	Client Provided Schedule

Campus Commons	Mortgage Loan Non-Trust Senior Participation	A-1 A-2	Interest Only	Client Provided Schedule

Seaport Inn	Mortgage Loan Non-Trust Junior Participation	A B	Interest Only	Arbor Future Funding Schedule and Client Provided Schedule

114 East 25th Street	Mortgage Loan Non-Trust Senior Participation	A-2 A-1	Interest Only	Arbor Future Funding Schedule and Client Provided Schedule

Exhibit 1 to Attachment A Page 11 of 14

Notes: (continued)

10. (continued)

For the purpose of comparing the “Mortgage Loan Original Funded Balance” and “Whole Loan Original Funded Balance” characteristics for each Mortgage Loan listed in Table A3, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A3 for the “Participation Component” listed in the “Participation Component” column of Table A3 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A3.

For the purpose of comparing the “Floating Spread” characteristic for each Mortgage Loan listed in Table A3, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A3 for the participation rate, as described in the applicable Data Source, related to the “Participation Component” listed in the “Participation Component” column of Table A3 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A3.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for each Mortgage Loan listed in Table A3, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A3 for the “Participation Component” listed in the “Participation Component” column of Table A3 that is associated with the “Non-Trust Senior Participation” portion or “Non-Trust Junior Participation” portion of each Whole Loan, as applicable, listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A3.

11.	The Arbor future funding schedule Source Document is a Microsoft Excel file labeled “CLO 9 Future Funding Breakdown.xls” which was provided by the Loan Obligation Manager, on behalf of the Issuer, on 19 November 2017.

For the purpose of comparing the “Mortgage Loan Original Funded Balance” and “Whole Loan Original Funded Balance” characteristics for the Mortgage Loan identified on the Preliminary Data File as “The Darlington” (“The Darlington Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the Arbor future funding schedule as the Source Document.

Exhibit 1 to Attachment A Page 12 of 14

Notes: (continued)

11. (continued)

For the purpose of comparing the “Total Senior Participation Original Funded Balance” characteristic for each Mortgage Loan with the “Non-Trust Senior Participation Amount(s)” characteristic as “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Original Funded Balance” for the “Total Senior Participation Original Funded Balance” characteristic.

For the purpose of comparing the “Total Senior Participation Original Funded Balance” characteristic for each Mortgage Loan (if any) which has a “Non-Trust Senior Participation Amount(s)” value greater than “$0.00” on the Preliminary Data File (except for the Mortgage Loan identified on the Preliminary Data File as “114 East 25th Street” (the “114 East 25th Street Mortgage Loan”), which is described in the succeeding paragraph of this Note 11), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Non-Trust Senior Participation Amount(s),

both as shown on the Preliminary Data File, for the “Total Senior Participation Original Funded Balance” characteristic.

For the purpose of comparing the “Total Senior Participation Original Funded Balance” characteristic for the 114 East 25th Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the Arbor future funding schedule as the Source Document.

For the purpose of comparing the “Whole Loan Future Funding Amount as of Origination,” “Whole Loan Future Funding Amount as of Reference Date,” “Mortgage Loan Future Funding Amount as of Origination” and “Mortgage Loan Future Funding Amount as of Reference Date” characteristics for each Mortgage Loan included on the Arbor future funding schedule Source Document, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the Arbor future funding schedule as the Source Document. For each Mortgage Loan that is not included on the Arbor future funding schedule Source Document, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Whole Loan Future Funding Amount as of Origination,” “Whole Loan Future Funding Amount as of Reference Date,” “Mortgage Loan Future Funding Amount as of Origination” and “Mortgage Loan Future Funding Amount as of Reference Date” characteristics.

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan with the “Mortgage Loan Future Funding Amount as of Reference Date” characteristic as “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Original Funded Balance” for the “Mortgage Loan Fully Funded Balance” characteristic.

Exhibit 1 to Attachment A Page 13 of 14

Notes: (continued)

11. (continued)

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan (if any) which has a “Mortgage Loan Future Funding Amount as of Reference Date” value greater than or equal to “$0.00” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Future Funding Amount as of Origination,

both as shown on the Preliminary Data File, for the “Mortgage Loan Fully Funded Balance” characteristic.

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan with the “Whole Loan Future Funding Amount as of Reference Date” characteristic as “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Whole Loan Original Funded Balance” for the “Whole Loan Fully Funded Balance” characteristic.

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan (if any) which has a “Whole Loan Future Funding Amount as of Reference Date” value greater than or equal to “$0.00” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Whole Loan Original Funded Balance and
b.	Whole Loan Future Funding Amount as of Origination,

both as shown on the Preliminary Data File, for the “Whole Loan Fully Funded Balance” characteristic.

12.	For the purpose of comparing the “First Payment Date” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period, as shown in the applicable Source Document.

13.	For certain Mortgage Loans, the applicable Source Document indicates that the “Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Original Prepayment Terms” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

14.	For the purpose of comparing the “Original Prepayment Terms” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document, will be due as a payment date in the open period.

Exhibit 1 to Attachment A Page 14 of 14

Notes: (continued)

14. (continued)

The Loan Obligation Manager, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable “Prepayment Period,” as described in the applicable Source Document(s), are prepayment fees and instructed us to include the loan payment dates for which these fees apply, as applicable, for the purpose of comparing the “Original Prepayment Terms” characteristic.

15.	For the purpose of comparing the “Lockbox” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the related Mortgage Loan documents do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
b.	Soft, Springing Hard – the related Mortgage Loan documents require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the related Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs.

c.	Springing Hard – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters instructing the tenants to send rent payments directly to a lockbox account and
d.	Hard – the related Mortgage Loan documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Loan Purpose
Loan/Property Flag
Property Count
Non-Trust Participation (Y/N)
Exit Constant
In-Place NCF Date (as of)
Ground Lease
Ground Lease Maturity
Property Info
Amort Amount
Senior/Subordinate
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
Underwriting v. Asset Management
No.
Asset Manager / UW

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.